SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Assets from Discontinued Operations:
Cash
Total assets from discontinued operations
Liabilities from Discontinued Operations:
Accounts payable	283,818		283,818		283,818	283,818
Accrued liabilities	58,184		58,184		58,184	58,184
Accrued interest	1,905,294		1,905,294		1,790,509	1,636,624
Accrued payroll and compensation expense	122,864		122,864		122,864	122,864
Current maturities of long-term debt	239,085		239,085		239,085	239,085
Short-term advances payable	2,170,500		2,170,500		2,170,500	2,170,500
Total liabilities from discontinued operations	4,779,745		4,779,745		4,664,960	4,511,075
Other expense:
Gain on settlement						18,878,359
Gain on forgiveness of debt						2,106,633
Interest expense			(114,784)	$ (115,204)	(153,886)	(153,466)
Net loss from discontinued operations	$ (38,682)	$ (38,681)	$ (114,784)	$ (115,204)	$ (153,886)	$ 20,831,526